Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of estimated useful lives

Depreciation is computed primarily over the following periods:

Useful Life
in Years
Machinery and equipment	5 - 10
Buildings	25 - 40
Buildings improvements	5 - 10
Computer equipment and software	3 - 5
Office equipment, furniture and fixtures	5 - 14

Schedule of useful lives of intangible assets

Intangible assets and their useful lives are as follows:

Weighted Average
Useful Life (in Years)
Developed technology	6
Patents	10
Trademarks and trade names	9
Customer relationships	7
Capitalized software development costs	5

Schedule of changes in deferred revenues relating to warranty commitments

The changes in deferred revenues relating to warranty commitments were as follows:

	December 31,	December 31,
	2017	2016
	(U.S. $ in thousands)
Balance at beginning of year	17,555	14,100
Revenue deferred in the period	18,454	22,309
Revenue recognized in the period	(16,791)	(18,854)
Balance at end of year	$19,218	$17,555